CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2015		Jun. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues:
Transaction and processing service fees	$ 1,667	[1]	$ 1,672	[1]	$ 3,233	[1]	$ 3,212	[1]	$ 6,510	[2]	$ 6,345	[2]	$ 6,330	[2]
Product sales and other	279	[1]	235	[1]	535	[1]	460	[1]	1,038	[2]	957	[2]	988	[2]
Total revenues (excluding reimbursable items)	1,946		1,907		3,768		3,672		7,548		7,302		7,318
Reimbursable debit network fees, postage, and other	926		930		1,799		1,805		3,604		3,507		3,362
Total revenues	2,872		2,837		5,567		5,477		11,152		10,809		10,680
Expenses:
Cost of services (exclusive of items shown below)	655		665		1,369		1,300		2,668		2,723		2,781
Cost of products sold	85		81		161		160		330		328		330
Selling, general, and administrative	526		512		1,046		1,010		2,043		1,980		1,913
Depreciation and amortization	252		263		503		528		1,056		1,091		1,192
Other operating expenses:
Restructuring, net	19		4		20		7		13		48		23
Impairments									0		0		5
Litigation and regulatory settlements									0		8		0
Total expenses (excluding reimbursable items)	1,537		1,525		3,099		3,005		6,110		6,178		6,244
Reimbursable debit network fees, postage, and other	926		930		1,799		1,805		3,604		3,507		3,362
Total expenses	2,463		2,455		4,898		4,810		9,714		9,685		9,606
Operating profit	409		382		669		667		1,438		1,124		1,074
Interest income	1		4		2		7		11		11		9
Interest expense	(406)		(463)		(813)		(927)		(1,739)		(1,867)		(1,896)
Loss on debt extinguishment	0		0		0		(3)		(274)		(79)		(56)
Other income (expense)	(24)		82		11		83		161		(47)		(94)
Non-operating income (expense)	(429)		(377)		(800)		(840)		(1,841)		(1,982)		(2,037)
Loss before income taxes and equity earnings in affiliates	(20)		5		(131)		(173)		(403)		(858)		(963)
Income tax expense (benefit)	10		40		13		77		82		105		(243)
Equity earnings in affiliates	63		58		114		108		220		188		158
Net loss	33		23		(30)		(142)		(265)		(775)		(562)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	59		57		108		93		193		177		174
Net loss attributable to First Data Corporation	$ (26)		$ (34)		$ (138)		$ (235)		$ (458)		$ (952)		$ (736)
Net loss per share, basic and diluted	$ (26,000)		$ (34,000)		$ (138,000)		$ (235,000)		$ (458,000)		$ (952,000)		$ (736,000)
Weighted-average shares used to compute basic and diluted net loss per share	1,000		1,000		1,000		1,000		1,000		1,000		1,000

[1]	Includes processing fees, administrative service fees, and other fees charged to merchant alliances accounted for under the equity method of $48 million and $98 million for the three and six months ended June 30, 2015, respectively, and $46 million and $90 million for the comparable periods in 2014.
[2]	Includes processing fees, administrative service fees, and other fees charged to merchant alliances accounted for under the equity method of $181 million, $164 million, and $160 million for the years ended December 31, 2014, 2013, and 2012, respectively.